Accrued Liabilities	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Payables and Accruals [Abstract]
Accrued Liabilities	Accrued Liabilities
A summary of the components of Accrued liabilities as of March 31, 2022 and December 31, 2021 is as follows:

	As of
	March 31, 2022	December 31, 2021
	(In thousands)
Accrued payroll	$3,014	$1,490
Accrued vacation	4,467	3,966
Accrued bonus	2,927	8,773
Other accrued expenses	12,082	9,603
Total accrued liabilities	$22,490	$23,832
Accrued Liabilities
A summary of the components of Accrued liabilities as of December 31, 2021, and December 31, 2020 is as follows:

	As of
	December 31, 2021	December 31, 2020
	(In thousands)
Accrued payroll	$1,490	$1,035
Accrued vacation	3,966	3,308
Accrued bonus	8,773	6,568
Other accrued expenses	9,561	7,508
Total accrued liabilities	$23,790	$18,419